SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended
	Jul. 20, 2015	Jul. 02, 2015	Mar. 12, 2015	Nov. 09, 2012	Jul. 20, 2015	Jan. 17, 2016	Aug. 17, 2015
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)				74,669
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)		5,013,366	47,646
Debt Instrument, Face Amount (in Dollars)	$ 550,000				$ 550,000
Proceeds from Issuance of Debt (in Dollars)					$ 500,000
Debt Instrument, Maturity Period	1 year
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 7.5321
Debt Instrument, Prepayment Price, Discount Rate					20.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days					3 years
Debt Instrument, Cash Prepayment, Premium Rate					120.00%
Royalty fee percentage							4.125%